Schedule of investments
Delaware Tax-Free Idaho Fund	May 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.07%
Corporate Revenue Bonds — 2.76%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	$1,330,787
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,009,320
		3,340,107
Education Revenue Bonds — 18.17%
Boise State University Revenue
(General Project)
Series A 5.00% 4/1/47	500,000	604,905
Series A 5.00% 4/1/48	1,000,000	1,215,640
Idaho Housing & Finance Association
(Anser Of Idaho Project) Series A 4.00% 5/1/56	1,585,000	1,834,003
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	1,109,860
Series A 144A 6.00% 7/1/39 #	370,000	449,798
Series A 144A 6.00% 7/1/49 #	595,000	712,280
Series A 144A 6.00% 7/1/54 #	570,000	680,341
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/41	330,000	389,750
Series A 4.00% 5/1/50	285,000	332,005
Series A 4.00% 5/1/55	205,000	237,862
Series A 5.00% 12/1/38	2,050,000	2,280,379
Series A 144A 5.00% 12/1/46 #	1,000,000	1,083,470
(North Star Charter School Project)
Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #, ^	2,888,155	648,622
Series A 6.75% 7/1/48	529,151	581,865
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	1,055,000	1,219,675
Series A 4.00% 5/1/55	1,640,000	1,888,460

(Victory Charter School Project) Series B 5.00% 7/1/39	1,000,000	1,104,490
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,275,000	1,384,688
Idaho State University Revenue
3.00% 4/1/49	1,700,000	1,770,448
5.00% 4/1/43	250,000	307,265
5.00% 4/1/44	250,000	306,667
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Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
The Regents of the University of Idaho
Series A 5.00% 4/1/38 (AGM)	275,000	$363,572
Series A 5.00% 4/1/39 (AGM)	250,000	329,630
Series A 5.00% 4/1/40 (AGM)	250,000	328,963
Series A 5.00% 4/1/41 (AGM)	300,000	393,708
University of Idaho
Unrefunded Series A 5.00% 4/1/41	340,000	416,231
		21,974,577
Electric Revenue Bonds — 4.43%
Boise-Kuna Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,276,040
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	71,812
Series AAA 5.25% 7/1/25 ‡	45,000	43,200
Series CCC 5.25% 7/1/27 ‡	345,000	331,200
Series WW 5.00% 7/1/28 ‡	320,000	306,400
Series WW 5.50% 7/1/38 ‡	1,500,000	1,443,750
Series XX 4.75% 7/1/26 ‡	50,000	47,688
Series XX 5.25% 7/1/40 ‡	595,000	571,200
Series XX 5.75% 7/1/36 ‡	175,000	168,875
Series ZZ 4.75% 7/1/27 ‡	40,000	38,150
Series ZZ 5.25% 7/1/24 ‡	60,000	57,600
		5,355,915
Healthcare Revenue Bonds — 10.93%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	1,350,000	1,505,763
(St. Luke's Health System Project)
Series A 5.00% 3/1/27	1,000,000	1,229,650
Series A 5.00% 3/1/33	1,250,000	1,557,862
Series A 5.00% 3/1/37	500,000	617,700
Series A 5.00% 3/1/47	1,500,000	1,543,800
(Trinity Health Credit Group)
Series A 5.00% 12/1/47	390,000	474,614
Series ID 4.00% 12/1/43	1,000,000	1,164,780
Series ID 5.00% 12/1/46	750,000	901,350
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	950,000	974,615
Series A 5.25% 11/15/37	1,005,000	1,061,752
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(Valley Vista Care Corporation)
Series A 5.25% 11/15/47	1,130,000	$1,163,584
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project) Series A 6.00% 7/1/33	1,020,000	1,023,152
		13,218,622
Housing Revenue Bonds — 3.29%
Idaho Housing & Finance Association
Series A 4.50% 1/21/49 (GNMA)	483,690	516,852
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A 3.05% 7/1/39 (GNMA)	1,665,000	1,762,120
Series A 3.25% 1/1/43 (GNMA)	820,000	869,913
Series C 3.00% 1/1/43 (FHA)	785,000	822,021
		3,970,906
Lease Revenue Bonds — 13.43%
Boise Urban Renewal Agency
5.00% 12/15/31	750,000	894,780
5.00% 12/15/32	750,000	892,575
Idaho Falls Certificates of Participation
4.00% 9/15/39	1,050,000	1,248,219
Idaho Fish & Wildlife Foundation
(Idaho Department of Fish & Game Headquarters Office Project)
4.00% 12/1/36	650,000	771,056
4.00% 12/1/39	1,545,000	1,813,088
4.00% 12/1/42	1,300,000	1,514,890
4.00% 12/1/44	250,000	290,060

(Idaho Department of Fish & Game Nampa Regional Office Project) 5.00% 12/1/41	200,000	244,046
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	885,000	887,956
Series A 7.00% 2/1/36	1,500,000	1,504,710
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Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho Housing & Finance Association Grant and Revenue Anticipation Bonds
Series A 4.00% 7/15/39	1,750,000	$2,117,150
Idaho State Building Authority Revenue
(Capitol Mall Parking Project)
Series A 4.50% 9/1/26	485,000	529,853
Series A 4.50% 9/1/27	505,000	551,142
(Department of Health & Welfare Project)
Series A 5.00% 9/1/24	2,025,000	2,169,909
Series B 4.00% 9/1/48	750,000	813,787
		16,243,221
Local General Obligation Bonds — 16.63%
Ada & Boise Counties Independent School District Boise City
5.00% 8/1/31	1,350,000	1,730,470
5.00% 8/1/33	1,010,000	1,233,160
5.00% 8/1/34	1,500,000	1,827,990
5.00% 8/1/35	1,160,000	1,411,882
5.00% 8/1/36	500,000	607,415
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/33	1,000,000	1,230,320
Series B 5.00% 9/15/35	1,100,000	1,349,073
Canyon County School District No. 131 Nampa
(School Board Guaranteed) Series B 5.00% 8/15/23	1,295,000	1,421,068
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,000,000	1,022,330
Canyon County School District No. 139 Vallivue
(School Board Guaranteed) Series B 5.00% 9/15/24	1,480,000	1,571,272
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	609,982
Series A 4.00% 9/15/37	1,000,000	1,142,690
Series C 5.00% 9/15/42	500,000	607,275
Madison County School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	1,080,000	1,283,764
Series B 5.00% 8/15/26	500,000	612,840
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Nez Perce County Independent School DistrictNo. 1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	$1,225,300
Series B 5.00% 9/15/37	1,000,000	1,222,300
		20,109,131
Pre-Refunded Bonds — 6.85%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37-22 §	1,250,000	1,290,775
Series A 5.00% 4/1/42-22 §	1,350,000	1,405,242
Canyon County School District No. 139 Vallivue
(School Board Guaranteed) 5.00% 9/15/33-23 §	1,000,000	1,111,130
Idaho Health Facilities Authority Revenue
(Trinity Health Credit Group) Series ID 5.00% 12/1/32-22 §	1,000,000	1,048,510
Idaho State Building Authority Revenue
Series B 5.00% 9/1/40-22 §	250,000	265,295
Nampa Development Corporation Revenue
(Library Square Project) 144A 5.00% 9/1/31-24 #, §	1,000,000	1,172,930
Twin Falls County School District No. 411
(School Board Guaranteed) Series A 4.75% 9/15/37-24 §	1,000,000	1,145,400
University of Idaho
Series A 5.00% 4/1/41-28 §	660,000	841,375
		8,280,657
Special Tax Revenue Bonds — 14.13%
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	2,406,931	2,124,117
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	560,369
Series A 5.25% 1/1/36	705,000	725,388
Series B-1 5.00% 1/1/42	1,425,000	1,464,145
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,760,291
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Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	$1,501,320
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	875,000	983,237
Series A-1 4.75% 7/1/53	2,735,000	3,074,577
Series A-1 5.00% 7/1/58	1,831,000	2,088,805
Series A-2 4.329% 7/1/40	730,000	809,950
		17,092,199
State General Obligation Bonds — 3.73%
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	775,000	625,812
Series B 5.00% 7/1/35 ‡	145,000	130,138
Series B 5.75% 7/1/38 ‡	460,000	405,375
Series C 6.00% 7/1/39 ‡	465,000	413,269
(Public Improvement)
Series A 5.00% 7/1/24 ‡	210,000	188,475
Series A 5.00% 7/1/41 ‡	325,000	261,625
Series A 5.125% 7/1/37 ‡	1,645,000	1,363,294
Series A 5.25% 7/1/34 ‡	880,000	792,000
Series A 5.375% 7/1/33 ‡	365,000	325,762
		4,505,750
Transportation Revenue Bonds — 1.90%
Boise City Airport Revenue
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,198,312
Idaho Housing & Finance Association
(Federal Highway Trust Fund) Series A 5.00% 7/15/31	80,000	103,121
		2,301,433
Water & Sewer Revenue Bonds — 0.82%
Guam Government Waterworks Authority
5.00% 7/1/40	370,000	429,929
5.00% 1/1/46	500,000	564,905
		994,834
Total Municipal Bonds (cost $109,693,337)		117,387,352
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(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments — 1.91%
Money Market Mutual Funds — 1.56%
Dreyfus AMT-Free Tax Exempt Cash Management Fund - Institutional Shares (seven-day effective yield 0.00%)	1,888,444	$1,888,444
		1,888,444
	Principal amount°
Variable Rate Demand Note — 0.35%¤
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series C 0.02% 3/1/48 (LOC - US Bank N.A.)	425,000	425,000
		425,000
Total Short-Term Investments (cost $2,313,444)		2,313,444
Total Value of Securities—98.98% (cost $112,006,781)		119,700,796

Receivables and Other Assets Net of Liabilities—1.02%		1,234,257
Net Assets Applicable to 10,215,873 Shares Outstanding—100.00%		$120,935,053
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2021, the aggregate value of Rule 144A securities was $5,857,301, which represents 4.84% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2021.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
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Schedule of investments
Delaware Tax-Free Idaho Fund (Unaudited)
Summary of abbreviations: (continued)
GNMA – Government National Mortgage Association
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar
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